Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

The Company has evaluated subsequent events through the date on which the consolidated financial statements were available to be issued.

On July 1, 2020, the Company signed a lease agreement for a warehouse in Jacksonville, Florida. The lease expires in June 30, 2021 and requires monthly installments of $3,524. Future lease payments are approximately $43,000 per year for the year ended June 30, 2021.

On August 1, 2020, the Company signed a lease agreement for a warehouse in Peoria, Arizona. The lease expires in July 31, 2022 and requires monthly installments ranging from $1,463 to $3,012. Future escalating lease payments are approximately $29,000 and $39,000 for the years ended June 30, 2021 and 2022.

In July and August 2020, the Company issued a total of 242,000,000 shares to an investor in exchange for proceeds of $1,884,520 under the Purchase Agreement dated May 19, 2020 (Note 11).

In July 2020, the Company issued 784,966,812 common shares to investors in satisfaction of $977,350 of principal on convertible notes.

In July and August 2020, a warrant holder exercised warrants and received 204,771,864 shares in five cashless transactions.

In July and August 2020, the Company entered into new $125,000 and $500,000 convertible notes with an investor.

On July 30, 2020, the Company entered into a two year accounts receivable factoring agreement with a financial services company to provide working capital. Factoring fees are 2.5% of the face value of the account receivable sold to the factoring agent per month until collected. For collections over 90 days from the invoice date, the fee increases to 3.5%. The agreement contains a credit line of $1,000,000 and requires a minimum of $300,000 of factored receivables per calendar quarter. The agreement includes early termination fees. The Company has factored approximately $390,000 of accounts receivable as of September 25, 2020.

In August 2020, the Company issued 327,513,771 common shares to investors in satisfaction of $804,160 of principal on convertible notes.

As of September 25, 2020, the Company paid approximately $732,000 under the Settlement Agreement dated August 14, 2020 (Note 10).

Galaxy renewed a consulting agreement in April 2020 for advisory services with a stockholder. In exchange for services provided, the consultant receives consulting fees paid out in stock not resulting in a greater than 4.9% equity interest in Galaxy.

Effective September 16, 2020, the company adopted the Employee, Directors and Consultants Stock Plan 2020 and reserved 97,250,000 shares of common stock for distribution under the Plan. On September 18, 2020, the Company issued 97,250,000 shares registered under the Stock Plan 2020 to a consultant for services. The Plan expires on December 15, 2021.

In September 2020, the Company issued 6,500,000 shares for consulting services.